Stock Option Plan	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Share-based Payment Arrangement [Abstract]
Stock Option Plan

9. Stock Option Plan

The Company’s 2019 Equity Incentive Plan (the “2019 Plan”) which was adopted by the Company’s Board of Directors on June 27, 2019 and approved by the Company’s stockholders on July 18, 2019, became effective upon the consummation of the IPO. Upon the effectiveness of the 2019 Plan, the Company’s 2015 Stock Plan (the “2015 Plan”) terminated and no further grants may be made thereunder. However, the 2015 Plan will continue to govern the terms and conditions of the outstanding awards previously granted thereunder. A summary of the Company’s stock option activity under the 2015 Plan for the nine months ended September 30, 2019 is as follows:

	Shares Available	Number of Shares Outstanding	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (in thousands)
Balances at December 31, 2018	693,879	768,239	$4.62	8.84	$1,291
Stock options authorized	—	—
Stock options granted	(416,919)	416,919	8.63
Stock options exercised	—	(141,707)	4.37
Unvested common shares repurchased	85,103	—	1.02
Stock options forfeited	99,841	(99,841)	5.07

Balances at September 30, 2019	461,904	943,610	$6.82	8.79	$6,416

Employee stock option valuation

The assumptions used to value employee and director stock option awards granted under the 2015 Plan during the three and nine months ended September 30, 2019 and 2018, using the Black-Scholes option pricing model, were as follows:

	For the Three Months Ended September 30,		For the Nine Months Ended September 30,
	2018	2019	2018	2019
Fair value of common stock	$6.18	$13.62	$6.18	$13.62
Expected term (in years)	5.96 - 6.08	5.01 - 6.07	5.67 - 6.08	5.01 - 6.08
Volatility	81.37% - 81.48%	83.29% - 84.81%	83.69% - 81.48%	83.00% - 84.81%
Risk-free interest rate	2.88%	1.58% - 1.62%	2.62% - 2.88%	1.58% - 2.23%
Dividend yield	—	—	—	—

Stock options granted to nonemployees

Stock-based compensation related to stock options granted to non-employees is recognized as services are rendered. The assumptions used to value non-employee stock option awards granted under the 2015 Plan during the three and nine months ended September 30, 2019 and 2018, using the Black-Scholes option pricing model, were as follows:

	For the Three Months Ended September 30,		For the Nine Months Ended September 30,
	2018	2019	2018	2019
Expected term (in years)	6.60 - 9.70	5.60 - 9.99	6.60 - 9.70	5.60 - 9.99
Volatility	80.12% - 81.73%	82.30% - 83.79%	80.02% - 82.32%	81.43% - 83.79%
Risk-free interest rate	2.75% - 3.02%	1.44% - 2.02%	2.39% - 3.02%	1.44% - 2.67%
Dividend yield	—	—	—	—

Early exercise of stock options

The terms of the 2015 Plan permit option holders to exercise stock options before they are vested, subject to certain limitations. Such unvested shares are subject to repurchase by the Company at the original exercise price in the event the option holder’s service to the Company is terminated either voluntarily or involuntarily. As a result of early exercises under the 2015 Plan, approximately 0.1 million and 0.2 million shares were subject to repurchase as of September 30, 2019 and December 31, 2018, respectively. The Company treats cash received from the exercise of unvested options as a refundable deposit and classifies such amounts as a liability in its balance sheet. As of September 30, 2019 and December 31, 2018, the Company included cash received for the early exercise of unvested options of $0.1 million and $0.2 million, respectively, in other current liabilities. Amounts included in liabilities are transferred into common stock and additional paid-in capital as the shares vest, which is generally over a period of 48 months and may include a one-year cliff.

Stock-based compensation expense

Total stock-based compensation recognized for both employees and non-employees was as follows (in thousands):

	For the Three Months Ended September 30,		For the Nine Months Ended September 30,
	2018	2019	2018	2019
Research and development	$131	$212	$404	$611
General and administrative	164	219	470	544

Total stock-based compensation expense	$295	$431	$874	$1,155

11. Stock Option Plan

In 2015, the Company adopted the FLX Bio, Inc. 2015 Stock Plan (the 2015 Plan) for eligible employees, officers, directors, advisors, and consultants, which provides for the grant of incentive and non-statutory stock options and restricted shares of common stock. Terms of the stock option agreements, including vesting requirements, are determined by the Board of Directors, subject to the provisions of the 2015 Plan. Options granted generally vest over four years and expire no later than ten years from the date of grant. The estimated fair value of the underlying common stock is determined by the Board of Directors. The exercise price of the incentive stock options must be equal to or greater than the estimated fair value of the underlying common stock on the date of grant.

The following summarizes option activity under the 2015 Plan:

	Shares Available	Number of Shares Outstanding	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (in thousands)
Balances at December 31, 2016	539,900	142,037	$1.56	9.47	$426
Stock options authorized	540,554	—
Stock options granted	(306,804)	306,804	1.99
Stock options exercised	—	(50,034)	1.91
Unvested common shares repurchased	37,893	—	1.06
Stock options forfeited	50,147	(50,147)	1.84

Balances at December 31, 2017	861,690	348,660	$1.85	9.02	$526
Stock options authorized	250,000	—
Stock options granted	(497,417)	497,417	6.18
Stock options exercised	—	(17,390)	1.93
Unvested common shares repurchased	19,158	—	1.39
Stock options forfeited	60,448	(60,448)	2.74

Balances at December 31, 2018	693,879	768,239	$4.62	8.84	$1,291

Vested and expected to vest at December 31, 2018		768,223		8.84	$1,291
Exercisable at December 31, 2018		137,159		7.99	$580

The aggregate intrinsic values of options outstanding, exercisable, vested and expected to vest were calculated as the difference between the exercise price of the options and the estimated fair value of the Company’s common stock, as determined by the Board of Directors, as of December 31, 2017 and 2018.

During the year ended December 31, 2017, the Company granted 0.3 million stock options to purchase shares of common stock with a weighted-average grant date fair value of $3.60 per share and a weighted-average exercise price of $1.99 per share. The weighted average grant date fair value of the common stock was $4.38 per share. The grant date fair value of those awards was $1.2 million. During the year ended December 31, 2018, the Company granted 0.5 million stock options to purchase shares of common stock with a weighted-average grant date fair value of $4.32 per share and a weighted-average exercise price of $6.18 per share. The grant date fair value of those awards was $2.1 million. The intrinsic value of options exercised for the years ended December 31, 2017 and 2018 was $0.2 million and $0.1 million, respectively. The fair value of the 0.3 million and 0.3 million stock options vested during 2017 and 2018 was $0.6 million and $0.9 million, respectively.

The Company had 33,333 shares and 25,000 shares of performance-based stock options outstanding as of December 31, 2017 and 2018, respectively. The grant date fair value of the award was $0.2 million. As of December 31, 2017 and 2018, the Company has not recognized any of the related stock-based compensation expense, as vesting of the awards was not determined to be probable.

Employee stock option valuation

The assumptions used to value employee and director stock option awards granted under the 2015 Plan during the years ended December 31, 2017 and 2018, using the Black-Scholes option pricing model, were as follows:

Year Ended December 31,
	2017	2018
Fair value of common stock	$3.84 - $6.18	$6.18 - $6.30
Expected term (in years)	5.96 - 6.07	5.67 - 6.08
Volatility	81.50% - 83.06%	80.69% - 81.48%
Risk-free interest rate	1.75% - 2.22%	2.62% - 2.88%
Dividend yield	—	—

The fair value of the shares of common stock underlying stock options has historically been determined by the Company’s Board of Directors. Because there has been no public market for the Company’s common stock, the Board of Directors has determined fair value of the common stock at the time of grant of the option by considering a number of objective and subjective factors including important developments in the Company’s operations, valuations performed by independent third parties, sales of convertible preferred stock, actual operating results and financial performance, the conditions in the biotechnology industry and the economy in general, the stock price performance and volatility of comparable public companies and the lack of liquidity of the Company’s common stock, among other factors.

In determining the fair value of the options granted, the Company uses the Black-Scholes option-pricing model and assumptions discussed below. Each of these inputs is subjective and generally requires significant judgment to determine.

Expected term

The expected term represents the period that the Company’s options granted are expected to be outstanding and is determined using the simplified method (based on the mid-point between the vesting date and the end of the contractual term). The Company has very limited historical information to develop reasonable expectations about future exercise patterns and post-vesting employment termination behavior for its stock option grants.

Expected volatility

Since the Company is privately held and does not have any trading history for its common stock, the expected volatility was estimated based on the average volatility for comparable publicly traded biopharmaceutical companies over a period, where available, equal to the expected term of the stock option grants. The comparable companies were chosen based on their similar size, life cycle stage or area of specialty.

Risk-free interest rate

The risk-free interest rate is based on the U.S. Treasury zero coupon issues in effect at the time of grant for periods corresponding with the expected term of the options.

Expected dividend

The Company has never paid dividends on its common stock and has no plans to pay dividends on its common stock. Therefore, the Company used an expected dividend yield of zero.

Stock options granted to nonemployees

Stock-based compensation related to stock options granted to non-employees is recognized as the services are rendered. The assumptions used to value non-employee stock option awards granted under the 2015 Plan during the years ended December 31, 2017 and 2018, using the Black-Scholes option pricing model, were as follows:

Year Ended December 31,
	2017	2018
Expected term (in years)	7.34 - 10.00	6.34 - 10.00
Volatility	78.92% - 86.03%	78.29% - 85.47%
Risk-free interest rate	1.32% - 2.57%	1.32% - 3.19%
Dividend yield	—	—

During the years ended December 31, 2017 and 2018, the Company granted 33,332 and 4,166 options to nonemployee consultants and recognized related expense of $0.1 million and $0.1 million, respectively.

Early exercise of stock options

The terms of the 2015 Plan permit option holders to exercise stock options before they are vested, subject to certain limitations. Such unvested shares are subject to repurchase by the Company at the original exercise price in the event the option holder’s service to the Company is terminated either voluntarily or involuntarily. As a result of early exercises under the 2015 Plan, approximately 0.4 million and 0.2 million shares were subject to repurchase as of December 31, 2017 and 2018, respectively. The Company treats cash received from the exercise of unvested options as a refundable deposit and classifies such amounts as a liability in its balance sheet. As of December 31, 2017 and 2018, the Company included cash received for the early exercise of unvested options of $0.5 million and $0.2 million, respectively, in other current liabilities. Amounts included in liabilities are transferred into common stock and additional paid-in capital as the shares vest, which is generally over a period of 48 months and may include a one-year cliff.

Stock-based compensation expense

Total stock-based compensation recognized for both employees and non-employees was as follows (in thousands):

	Year Ended December 31,
	2017	2018
Research and development	394	542
General and administrative	322	628

Total stock-based compensation expense	$716	$1,170

As of December 31, 2018, unrecognized stock-based compensation cost related to outstanding unvested stock options that are expected to vest was $1.3 million. This unrecognized stock-based compensation cost is expected to be recognized over 1.72 years.